(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other financial items, net:
(Losses)/gains on derivative instruments	$ (38,044)	$ (30,541)	$ 20,696
Financing arrangement fees and other costs	(5,735)	(244)	(677)
Amortization of debt guarantee	1,242	861	1,548
Foreign exchange loss on operations	(902)	(1,997)	(888)
Other	(127)	(101)	(52)
Other financial items	(5,522)	(1,481)	(69)
Equity Contract
Other financial items, net:
(Losses)/gains on derivative instruments	(30,478)	(30,663)	16,622
Interest rate swap
Other financial items, net:
(Losses)/gains on derivative instruments	(16,485)	604	6,614
Interest income/(expense) on undesignated interest rate swaps (see note 24)	6,351	8,069	(3,802)
Currency swap
Other financial items, net:
(Losses)/gains on derivative instruments	2,568	(1,151)	821
Earn-Out Units
Other financial items, net:
(Losses)/gains on derivative instruments	$ 0	$ (7,400)	$ 441